Related-Party Transactions, Summary of Affiliate Transactions (Details) - USD ($) $ in Millions			3 Months Ended
		May 13, 2016	Sep. 30, 2016	[3]	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015
Related Party Transactions
Cost of Reimbursable Expense					$ 6			$ 6
Distribution Made to Limited Partner, Distribution Date						Feb. 12, 2016	Aug. 12, 2016
Revenues	[1]				169			148
Operating and maintenance expenses					38			30
Imbalance settlement gains and reimbursements from Tesoro	[2]				7			8
General and administrative expenses					$ 17			$ 17
Subsequent Event
Related Party Transactions
Distribution Made to Limited Partner, Distribution Date		May 13, 2016	Nov. 14, 2016

[1]	Tesoro accounted for 56% of our total revenues for both the three months ended March 31, 2016 and 2015.
[2]	Includes imbalance settlement gains of $1 million and $2 million for the three months ended March 31, 2016 and 2015, respectively. Also includes reimbursements from Tesoro pursuant predominantly to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $6 million for both the three months ended March 31, 2016 and 2015.
[3]	This distribution was declared on October 18, 2016 and will be paid on the date of distribution.